Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards beginning expiration year	2026
Foreign capital loss carryforwards	$ 14,700,000
Foreign tax and other credit carryforwards		$ 12,000,000
Reduction in foreign tax credit carryforwards	2,400,000	1,500,000
Total Valuation Allowances	60,103,000	68,043,000
Unrecognized tax benefits that would impact effective tax rate, if recognized	3,900,000	3,900,000	$ 15,000,000
Accrued interest and penalties related to unrecognized tax benefits	2,800,000	3,800,000	$ 5,200,000
Undistributed foreign earnings	377,300,000	419,100,000
Deferred income tax liability	98,520,000	$ 108,508,000
Reduction to deferred tax liability related to foreign currency revaluation	6,000,000
Remaining undistributed foreign earnings	1,100,000,000
Provision for deferred income taxes	0
Foreign Tax Credits
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards	16,200,000
Reduction in valuation allowance	5,800,000
State
Income Tax [Line Items]
Net operating loss carryforwards	$ 61,600,000
Net operating loss carryforwards beginning expiration year	2017
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards	$ 158,600,000
Net operating loss carryforwards beginning expiration year	2017
Net operating loss carryforwards subject to expiration	$ 24,200,000
Net operating loss carryforwards indefinite carry forward period	$ 134,400,000